Share-based Awards - Additional Information (Detail) (USD $)	6 Months Ended					6 Months Ended				6 Months Ended			6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013 Employee Stock Plan, 2008 Plan	Jun. 30, 2013 Employee Stock Plan, 2008 Plan Individual Employee	Jun. 30, 2013 Employee Stock Plan, 2008 Plan Minimum	Jun. 30, 2013 Employee Stock Plan, 2003 Plan	Jun. 30, 2013 Employee Stock Plan, 2003 Plan Individual Employee	Jul. 21, 2008 Restricted Stock Units 2008	Apr. 23, 2013 Restricted Stock Units And Performance Stock Units 2013	Jun. 30, 2013 Employee Stock Option	Jun. 30, 2012 Employee Stock Option	Jun. 30, 2013 Employee Stock Option Minimum	Jun. 30, 2013 Employee Stock Option Maximum	Jun. 30, 2013 Restricted Stock Units (RSUs)	Jun. 30, 2012 Restricted Stock Units (RSUs)	Jun. 30, 2013 Performance Share Unit (PSUs) Minimum	Jun. 30, 2013 Performance Share Unit (PSUs) Maximum
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Percentage of option price for fair value of ordinary share					100.00%
Ordinary shares which have been reserved for issuance			6,000,000	400,000		6,000,000	400,000	1,000,000	1,600,000
Maximum number of award as percentage of shares outstanding						10.00%
Shares vesting period										5 years
Shares expiration period										8 years
Weighted Average Remaining Contractual Life of Options Outstanding										4 years 6 months 18 days			8 years
Options granted fair value												$ 3.68	$ 13.93
Weighted average fair value per option										$ 8.81
Exercisable - number of shares										2,203,758
Exercisable - weighted average remaining contractual life										3 years 3 months 26 days
Exercisable - weighted average exercise price										$ 24.40
Fully vested total intrinsic value										24,300,000
Intrinsic value of option exercised										7,800,000	3,200,000
Fair value of stock units vested														1,100,000	0
Number of shares expected to vest																	369,020
Cumulative EPS vesting period																2013	2015
Non-cash stock compensation expense not yet recognized	43,000,000
Unrecognized stock-based compensation expense, weighted average period (years)	2 years 10 months 24 days
Tax benefit on exercise of options	$ 193,000	$ 900,000